RELATED PARTIES - Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Credit balance in “accrued expenses and other current liabilities”	$ 175	$ 178
Non-current liabilities
Derivative financial instruments		$ 8